Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2021
Principal accountant fees and services
Schedule of fees for the auditor

Fees

in € THOUS

	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2021		2020		2019

Audit fees - PwC	10,524	2,041	9,386	1,608	—	—
Audit fees - KPMG	581	—	455	—	10,113	1,665
Audit-related fees - PwC	1,038	614	510	394	—	—
Audit-related fees - KPMG	83	—	87	45	615	525
Tax fees - PwC	633	—	951	54	—	—
Tax fees - KPMG	311	—	310	—	318	—
Other fees - PwC	1,817	1,813	5,236	5,236	—	—
Other fees - KPMG	251	203	42	—	41	—